CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 29, 2018	Dec. 30, 2017
Current assets
Cash	$ 80,051	$ 53,650
Accounts receivable, net	59,328	67,152
Inventory	145,423	175,098
Prepaid expenses and other current assets	12,211	7,134
Total current assets	297,013	303,034
Property and equipment, net	74,097	73,783
Goodwill	54,293	54,293
Intangible assets, net	80,019	74,302
Deferred income taxes	7,777	10,004
Deferred charges and other assets	1,014	1,011
Total assets	514,213	516,427
Current liabilities
Accounts payable	68,737	40,342
Accrued expenses and other current liabilities	53,022	45,862
Taxes payable	6,390	12,280
Accrued payroll and related costs	15,551	6,364
Current maturities of long‑term debt	43,638	47,050
Total current liabilities	187,338	151,898
Long-term debt, net of current portion	284,376	428,632
Other liabilities	13,528	12,128
Total liabilities	485,242	592,658
Commitments and contingencies (Note 10)
Stockholders' Equity
Common stock, par value $0.01; 600,000 shares authorized; 84,196 and 81,535 shares outstanding at December 29, 2018 and December 30, 2017, respectively	842	815
Preferred stock, par value $0.01; 30,000 shares authorized; no shares issued or outstanding
Additional paid-in capital	268,327	219,095
Accumulated deficit	(240,104)	(296,184)
Accumulated other comprehensive (loss) income	(94)	43
Total stockholders’ equity (deficit)	28,971	(76,231)
Total liabilities and stockholders’ equity	$ 514,213	$ 516,427